                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
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   Address:      11975 El Camino Real, Suite 300
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                 San Diego, CA 92130
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Form 13F File Number:          028-06854
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
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Title:   Director of Operations
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Phone:   858-704-3336
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Signature, Place, and Date of Signing:

         /s/ J. SITLANI                 San Diego, CA       02/13/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      9
                                        --------------------

Form 13F Information Table Value Total:      $1,238,206
                                        --------------------
                                            (thousands)

Confidential Information has been omitted from the public Form 13F and filed seperately with the Commission.

List of Other Included Managers:
NONE

                      FORM 13F INFORMATION TABLE


      COLUMN 1             COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                    VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
----------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Waste Management, Inc.  COM              94106L109  $104,939  4,578,500  SH            SOLE                 4,578,500
Mattel, Inc.            COM              577081102  $123,238  6,435,380  SH            SOLE                 6,435,380
ConAgra Foods, Inc.     COM              205887102  $222,279  8,887,600  SH            SOLE                 8,887,600
Tyco International Ltd. COM              902124106  $136,672  8,001,900  SH            SOLE                 8,001,900
Prudential Financial,   COM              744320102  $193,462  6,095,200  SH            SOLE                 6,095,200
  Inc.
Prudential Financial,   COM              744320102  $178,791  5,633,000  SH            OTHER                              5,633,000
  Inc.
National Semiconductor  COM              637640103  $132,974  8,859,000  SH            SOLE                 8,859,000
  Corp.
NCR Corporation         COM              62886E108  $ 39,558  1,666,294  SH            SOLE                 1,666,294
SPDR Trust Series 1     COM              78462F103  $106,293  1,204,730  SH            SOLE                 1,204,730

